PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
Property, Furniture and Equipment

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2021, 2020, and 2019 was as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	403,205	1,171,785	675,940	474,432	612,891	115,407	61,542	3,515,202	3,512,477	3,573,580
Additions	3,657	9,348	8,030	13,062	28,527	4,527	40,639	107,790	98,120	134,776
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	29,893
Transfers	873	(4,621)	44,549	1,735	5,395	4,945	(52,876)	–	–	–
Disposals and others	(5,879)	(19,006)	(8,343)	(24,223)	(44,426)	(9,229)	(10,996)	(122,102)	(95,395)	(225,772)
Balance as of December 31	401,856	1,157,506	720,176	465,006	602,387	115,650	38,309	3,500,890	3,515,202	3,512,477

Accumulated depreciation -
Balance as of January 1	–	689,061	503,973	318,705	537,990	90,598	–	2,140,327	2,084,304	2,092,878
Depreciation of the period	–	30,750	30,838	31,594	41,131	5,860	–	140,173	142,092	146,066
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	19,299
Transfers	–	(1,151)	1,151	2	(2)	–	–	–	–	–
Disposals and others	–	(7,113)	(8,343)	(23,123)	(44,426)	(5,384)	–	(88,389)	(86,069)	(173,939)
Balance as of December 31	–	711,547	527,619	327,178	534,693	91,074	–	2,192,111	2,140,327	2,084,304

Net carrying amount	401,856	445,959	192,557	137,828	67,694	24,576	38,309	1,308,779	1,374,875	1,428,173